Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Deferred tax assets	$ 592,429	$ 309,916
Less: Valuation allowance	(592,429)	(309,916)
Net deferred assets